Goodwill and Purchased Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 21
Impairment of Intangible Assets, Finite-Lived		16
Goodwill [Roll Forward]
Goodwill, Gross		2,764	$ 2,750
Accumulated Impairment Losses		(23)	(23)
Goodwill		2,741	2,727
Additions		107	0
Impairment		(146)	0
Other		(10)	14
Goodwill, Gross	$ 2,861	2,861	2,764
Accumulated Impairment Losses	(169)	(169)	(23)
Total	2,692	2,741	2,727
Hardware Segment [Member]
Goodwill [Roll Forward]
Impairment	146
Banking Segment [Member]
Goodwill [Roll Forward]
Goodwill, Gross		1,721	1,715
Accumulated Impairment Losses		(14)	(14)
Goodwill		1,707	1,701
Additions		0	0
Impairment		(87)	0
Other		(3)	6
Goodwill, Gross	1,718	1,718	1,721
Accumulated Impairment Losses	(101)	(101)	(14)
Total	1,617	1,707	1,701
Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill, Gross		478	476
Accumulated Impairment Losses		(5)	(5)
Goodwill		473	471
Additions		94	0
Impairment		(29)	0
Other		(1)	2
Goodwill, Gross	571	571	478
Accumulated Impairment Losses	(34)	(34)	(5)
Total	537	473	471
Hospitality Segment [Member]
Goodwill [Roll Forward]
Goodwill, Gross		377	372
Accumulated Impairment Losses		(3)	(3)
Goodwill		374	369
Additions		13	0
Impairment		(20)	0
Other		(5)	5
Goodwill, Gross	385	385	377
Accumulated Impairment Losses	(23)	(23)	(3)
Total	362	374	369
Other Segments [Member]
Goodwill [Roll Forward]
Goodwill, Gross		188	187
Accumulated Impairment Losses		(1)	(1)
Goodwill		187	186
Additions		0	0
Impairment		(10)	0
Other		(1)	1
Goodwill, Gross	187	187	188
Accumulated Impairment Losses	(11)	(11)	(1)
Total	$ 176	$ 187	$ 186